Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000270834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270834 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[1]
C000270834 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000270838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270838 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%	[2]
C000270838 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000270839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%	[3]
C000270839 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000270846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270846 [Member] | Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000270846 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%	[4]
C000270846 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000270854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270854 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%	[5]
C000270854 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000274738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000274738 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.00%	[6]
C000274738 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000274739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000274739 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[7]
C000274739 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000274744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000274744 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%	[8]
C000274744 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000275979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000275979 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.00%	[9]
C000275979 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000275980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000275980 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%	[10]
C000275980 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.
[3]	Cash includes cash, cash equivalents and other assets less liabilities.
[4]	Cash includes cash, cash equivalents and other assets less liabilities.
[5]	Cash includes cash, cash equivalents and other assets less liabilities.
[6]	Cash includes cash, cash equivalents and other assets less liabilities.
[7]	Cash includes cash, cash equivalents and other assets less liabilities.
[8]	Cash includes cash, cash equivalents and other assets less liabilities.
[9]	Cash includes cash, cash equivalents and other assets less liabilities.
[10]	Cash includes cash, cash equivalents and other assets less liabilities.